Claims revenue (Tables)	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Schedule of claims revenue

Year ended December 31,	2015	2014	2013
Claims revenue recognized	$7,635	$8,230	$17,053
Claims revenue uncollected (classified as unbilled revenue)	7,088	4,622	8,074